                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.

Robert R. Fortune
Chairman and President                                             July 30, 1997

Dear Shareholder:

     Our Fund earned $.69 per share from net investment income in the first six months of 1997. Earnings in the same period of 1996 were $.68 per share.

     Monthly dividends of $.115 per share were paid from January to July 1997, however, the January dividend was treated as taxable in 1996.

     Comments on the fixed income markets and on the performance of our Fund are provided in the accompanying Investment Adviser's Report.

                                            Yours sincerely,

                                          /s/ Robert R. Fortune
                                            Robert R. Fortune

                          INVESTMENT ADVISER'S REPORT

     Total return (investment income plus or minus the change in market value) of the Fund for the first half of 1997 was 3.67%. The Fund matched the performance of the Lipper Investment Grade Closed End Bond Average and outperformed the Lehman Government/Corporate Index by 0.93%, as shown in the table below:

                                                                TOTAL RETURNS                   ANNUALIZED
                                                         PERIODS ENDED JUNE 30, 1997            ----------
                                                                       6             1              2
                                                       QTR.           MOS.         YEAR            YRS.
                                                      -------        ------        -----        ----------
Independence Square Income Securities, Inc.*......      4.21%          3.67%        9.22%             6.88%
Lehman Bros. Gov't/Corp. Bond Index...............      3.64%          2.74%        7.75%             6.19%
Lipper Invest. Grade Funds (Avg.).................      4.33%          3.67%        9.91%             7.66%
Lipper Investment Grade Bond Funds:
  ISIS Rank/No. of Funds..........................     10/16           9/16        12/16             12/16
  ISIS Percentile Rank............................        63%            56%          75%               75%

------------------
*The cumulative total returns are based on the net asset values on the first and last day of the periods presented and assume (i) no payment of any sales load or commissions and (ii) reinvestment of dividends and distributions at the net asset value next determined after each ex-dividend date in the period.

     The Federal Reserve raised short term interest rates by 25 basis points during March because of their inflationary concerns. During the second quarter the economy slowed considerably from the pace of the first quarter, overcoming investors' concerns of higher inflation. Yields rose across the curve with the ten year Treasury Note experiencing the smallest rise in rates as shown below:

                                                               12/31/96     06/30/97     CHANGE
                                                               --------     --------     ------
2-year Treasury Note                                             5.87%        6.05%       0.18%
5-year Treasury Note                                             6.21%        6.37%       0.16%
10-year Treasury Note                                            6.42%        6.49%       0.07%
30-year Treasury Bond                                            6.64%        6.78%       0.14%

     We have revised our estimate for 1997 GDP growth rate to 3.6% from 2.8%, based on strong first quarter growth and expectations of a slight rebound from the depressed second quarter levels. We are revising our inflation outlook, as measured by the Consumer Price Index, from 2.9% to 2.6% in 1997. We are maintaining our expectation that long term interest rates will remain in a range of 6.5% to 7.5% as investors balance increased growth with benign inflation.

                                        PNC INSTITUTIONAL MANAGEMENT CORPORATION

                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1997
                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                                     COST           VALUE
-----------                                                                               -----------    ------------
              BONDS AND OTHER DEBT OBLIGATIONS--100.0%
$ 1,000,000   Ahmanson (H.F.) & Co., 9.875%, 11/15/1999................................   $   995,465    $  1,067,500
  1,000,000   Arizona Public Service Co., 10.25%, 5/15/2020............................     1,000,000       1,122,500
    500,000   Arizona Public Service Co., 9.500%, 4/15/2021............................       490,265         565,000
    500,000   BankAmerica Corp., 9.500%, 4/01/2001.....................................       497,265         544,375
    145,000   Boeing Co., 7.250%, 6/15/2025............................................       146,073         143,912
  1,000,000   Chase Manhattan Corp. Sub Notes, 10.00%, 8/15/1999.......................     1,117,080       1,063,750
  1,000,000   Chrysler Corp., 10.95%, 8/01/2017........................................       997,500       1,057,500
  1,000,000   Citicorp Capital Sub Notes, 9.750%, 8/01/1999............................       983,110       1,062,500
  1,000,000   Cleveland Electric Co., 10.00%, 6/01/2020................................       988,250       1,057,500
  1,000,000   Comerica Bank, 8.375%, 7/15/2024.........................................       983,750       1,055,000
    300,000   Comerica Co., 9.750%, 5/01/1999..........................................       288,840         316,875
    500,000   Commonwealth Edison Co., 8.625%, 2/01/2022...............................       537,500         506,250
    500,000   Commonwealth Edison Co., 8.375%, 9/15/2022...............................       504,230         501,250
  1,000,000   Delta Airlines, Inc., 9.250%, 3/15/2022..................................     1,141,490       1,142,500
    500,000   Federal Express, 9.625%, 10/15/2019......................................       551,345         536,875
    500,000   First Chicago NBD Corp., 8.875%, 3/15/2002...............................       503,660         538,750
  1,000,000   First Interstate Bancorp., 9.000%, 11/15/2004............................     1,000,000       1,047,500
    500,000   First Union Corp., 8.000%, 8/15/2009.....................................       498,965         520,000
  1,000,000   Ford Motor Credit Co., 9.140%, 12/30/2014................................       997,660       1,095,000
    500,000   Great Western Financial Senior Notes, 8.600%, 2/01/2002..................       494,710         531,875
    300,000   GTE California, 8.070%, 04/15/2024.......................................       322,233         300,000
  1,000,000   Gulf States Utilities, 8700%, 4/01/2024..................................     1,057,420       1,026,250
    500,000   Harris Bancorp, 9.375%, 6/01/2001........................................       493,285         543,750
  1,000,000   Hydro-Quebec, 10.70%, 10/15/2007.........................................     1,081,500       1,011,250
    500,000   Hydro-Quebec, 8.400%, 1/15/2022..........................................       508,395         539,375
  1,000,000   Jersey Central Power and Light, 8.450%, 3/24/2025........................     1,026,150       1,050,000
    500,000   New England Power Co., 8.000%, 8/01/2022.................................       494,350         503,125
    800,000   New York State Electric & Gas Corp., 9.875%, 5/01/2020...................       793,000         921,000
  1,000,000   OPC Scherer Funding Corp. Serial Facility Bond, 9.700%, 6/30/2011........     1,000,000       1,051,040
      8,606   Participation in Asset Exchange, 7.000%, 12/01/2020......................         8,606           8,491
    500,000   PECO Energy Co., 8.750%, 4/01/2022.......................................       500,510         530,625
  1,000,000   PECO Energy Co., 8.625%, 6/01/2022.......................................       983,840       1,055,000
    500,000   Penney (J.C.) & Company, 8.250%, 8/15/2022...............................       497,445         506,875
  1,000,000   TCI Communications Inc., 8.750%, 2/15/2023...............................       957,060         995,000
  1,000,000   Tenneco Inc., 7.625%, 8/15/2017..........................................       999,080       1,000,000
  1,000,000   Texas Utilities Co., 8.875%, 2/01/2022...................................     1,029,240       1,055,000

                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.
                     SCHEDULE OF INVESTMENTS -- (Concluded)
                                 JUNE 30, 1997
                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                                     COST           VALUE
-----------                                                                               -----------    ------------
              BONDS AND OTHER DEBT OBLIGATIONS--(CONTINUED)
$   500,000   Texas Utilities Co., 8.750%, 11/01/2023..................................   $   546,545    $    541,250
  1,000,000   Time Warner Entertainment, Inc., 8.375%, 7/15/2033.......................       990,210       1,016,250
    500,000   Time Warner, Inc. Debentures, 9.150%, 2/01/2023..........................       527,845         549,375
  1,000,000   U.S. West, 8.875%, 6/01/2031.............................................     1,060,720       1,072,500
  1,000,000   Virginia Electric & Power Corp. Series B, 8.625%, 10/01/2024.............     1,014,120       1,081,250
                                                                                          -----------     -----------
              TOTAL INVESTMENTS........................................................   $30,608,712    $ 31,833,818
                                                                                          ===========     ===========

------------------
 *Aggregate cost for federal income tax purposes at June 30, 1997 was $30,608,712. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows: excess of value over tax cost $1,458,360; excess of tax cost over value ($233,254).

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1997
                                  (UNAUDITED)

ASSETS
  Investments, at value (cost--$30,608,712)...................................    $31,833,818
  Cash........................................................................        280,990
  Accrued interest receivable.................................................        626,740
  Prepaid expenses............................................................            522
                                                                                  -----------
                                                                                   32,742,070
                                                                                  -----------
LIABILITIES
  Accrued expenses............................................................        140,368
                                                                                  -----------
NET ASSETS applicable to 1,820,511 capital shares outstanding, $0.10 par value
  (Authorized 10,000,000 shares)..............................................    $32,601,702
                                                                                  ===========
NET ASSET VALUE PER SHARE ($32,601,702 / 1,820,511)...........................         $17.91
                                                                                      =======

                See accompanying notes to financial statements.

                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.
                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1997
                                  (UNAUDITED)

   INVESTMENT INCOME
   Interest.............................       $1,388,347
                                               ----------
   Expenses
     Fees:
       Investment adviser...............           60,197
       Directors and officers...........           18,175
       Custodian........................            7,987
       Transfer agent...................            7,286
       Legal and audit..................           18,785
     Taxes (other than income)..........            1,328
     Printing...........................            8,256
     Insurance..........................              752
     Miscellaneous......................            4,017
                                               ----------
       Total expenses...................          126,783
                                               ----------
   Net investment income................       $1,261,564
                                               ==========
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain from security transactions
  (excluding short-term securities):
  Proceeds from sales...................       $2,801,854
  Cost of securities sold...............        2,784,846
                                               ----------
  Net realized gain.....................           17,008
                                               ----------
Unrealized appreciation (depreciation)
  of investments:
  Beginning of period...................        1,349,878
  End of period.........................        1,225,106
                                               ----------
  Decrease in unrealized appreciation...         (124,772)
                                               ----------
  Net realized and unrealized loss on
    investments.........................         (107,764)
                                               ----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS.....................       $1,153,800
                                               ==========

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS
                                                                                       ENDED           YEAR ENDED
                                                                                   JUNE 30, 1997      DECEMBER 31,
                                                                                    (UNAUDITED)           1996
                                                                                   -------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income.......................................................    $ 1,261,564       $ 2,550,353
    Net realized gain from security transactions................................         17,008           427,477
    Decrease in unrealized appreciation of investments..........................       (124,772)       (2,133,937)
                                                                                                      -----------
      Net increase in net assets resulting from operations......................      1,153,800           843,893
  Dividends to shareholders from net investment income
    ($.58 in 1997 and $1.38 in 1996)............................................     (1,046,794)       (2,512,305)
                                                                                                      -----------
      Total increase (decrease) in net assets...................................        107,006        (1,668,412)
NET ASSETS
  Beginning of period...........................................................     32,494,696        34,163,108
                                                                                                      -----------
  End of period (including undistributed net investment
    income of $317,534 in 1997 and $102,764 in 1996)............................    $32,601,702       $32,494,696
                                                                                    ===========       ===========

                See accompanying notes to financial statements.

                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS
                                       ENDED
                                      JUNE 30,                 YEAR ENDED DECEMBER 31
                                        1997       -----------------------------------------------
                                     (UNAUDITED)    1996      1995      1994      1993      1992
                                     ----------    -------   -------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of
  Period.............................  $  17.85    $ 18.77   $ 16.58   $ 18.57   $ 17.76   $ 17.32
                                       -------     -------   -------   -------   -------   -------
  Net Investment Income..............      0.69       1.40      1.38      1.38      1.41      1.46
  Net Gains or (Losses) on Securities
     (realized and unrealized).......     (0.05)     (0.94)     2.19     (1.99)     0.82      0.42
                                       -------     -------   -------   -------   -------   -------
       Total From Investment
          Operations.................      0.64       0.46      3.57     (0.61)     2.23      1.88
                                       -------     -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
  Dividends (from net investment
     income).........................     (0.58)     (1.38)    (1.38)    (1.38)    (1.42)    (1.44)
                                       -------     -------   -------   -------   -------   -------
Net Asset Value, End of Period.......  $  17.91    $ 17.85   $ 18.77   $ 16.58   $ 18.57   $ 17.76
                                       =======     =======   =======   =======   =======   =======
Per Share Market Value,
  End of Period......................  $ 16.375    $ 16.25   $ 17.25   $ 15.25   $ 17.25   $17.125
                                       =======     =======   =======   =======   =======   =======
TOTAL INVESTMENT RETURN, based on
  market value(1)....................      5.96%      3.72%    22.71%     (4.0%)     9.0%      7.0%
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period
     (in 000's)......................  $ 32,602    $32,495   $34,163   $30,179   $33,808   $32,324
  Ratio of Expenses to Average Net
     Assets..........................      0.79%(2)    0.68%    0.76%     0.85%     0.81%     0.85%
  Ratio of Net Investment Income to
     Average Net Assets..............      7.89%(2)    7.80%    7.64%     7.88%     7.61%     8.27%
  Portfolio Turnover Rate............         7%        33%       22%       28%       32%       18%

------------------
(1) See Note G.

(2) Annualized.
                See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

    A. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. Significant accounting policies are as follows: Investments are carried at value in the accompanying financial statements (See Note D). Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Premiums and discounts on bonds held for investment are not amortized for financial reporting or federal income tax purposes inasmuch as the Fund does not generally intend to hold such securities until maturity. For federal income tax purposes, discounts on original issue bonds are amortized over the life of the issue. No provision is made for federal taxes as it is the Fund's policy to continue to qualify as a regulated investment company and to make the requisite distribution of taxable income to its shareholders which will relieve it from all or substantially all federal income and excise taxes. Dividends payable are recorded on the dividend record date. Interest income is recorded on an accrual basis.

    B.  Under Agreements among the Fund, PNC Bank, National Association (PNC
        Bank), and PNC Institutional Management Corporation (PIMC), an indirect wholly owned subsidiary of PNC Bank, PIMC manages the Fund's portfolio and serves as its administrative agent. The Fund pays PIMC, as investment adviser, a quarterly fee of .05% (annually .20%) of the Fund' average net assets and .5% (annually 2%) of the Fund's gross income for such quarter.

        PIMC has agreed to reimburse the Fund to the extent that the aggregate expenses borne by the Fund in any fiscal year, exclusive of brokerage commissions, interest and taxes, exceed 1 1/2% of average net assets up to $30,000,000 and 1% of any excess. No such fee reimbursement was necessary during the period ended June 30, 1997.

    C. Purchases and sales of investment securities other than short term obligations for the period ended June 30, 1997 were $2,564,030 and $2,081,540, respectively.

    D. Values for securities listed on a national securities exchange are based on the latest quoted sale prices on June 30, 1997. Securities not so listed or not traded on that date are valued at their most recent quoted bid prices or at prices determined by investment bankers or brokers. Short-term obligations are valued at cost which approximates market.

    E. At December 31, 1996 a capital loss carryover of $19,962 was available to offset possible future realized capital gains. The carryover expires as follows: $15,937 in 2002, and $4,025 in 2003.

    F.  At June 30, 1997, net assets consisted of:

                    Paid-in capital...............................................  $31,062,016
                    Undistributed net investment income...........................      317,534
                    Accumulated net realized loss on investments..................       (2,954)
                    Net unrealized appreciation of investments....................    1,225,106
                                                                                    -----------
                    Total.........................................................  $32,601,702
                                                                                    ===========

    G. The "Total Investment Return" is based on a purchase (or sale) at the market price on the first (or last) day of the period assuming (i) no payment of any sales load or commissions and (ii) reinvestment of dividends and distributions at prices obtained by the Fund's dividend reinvestment plan.

--------------------------------------------------------------------------------

 INDEPENDENCE SQUARE INCOME SECURITIES,
                  INC.
           One Aldwyn Center
          Villanova, PA 19085
             (610) 964-8882

            BOARD OF DIRECTORS
     ROBERT R. FORTUNE
                     G. WILLING PEPPER
         DAVID R. WILMERDING, JR.

                OFFICERS
    ROBERT R. FORTUNE, Chairman and
               President
    ROBERT T. ARNOLD, Executive Vice
               President
  EDWARD J. ROACH, Vice President and
               Treasurer
       GARY M. GARDNER, Secretary

           INVESTMENT ADVISER
           PNC INSTITUTIONAL
         MANAGEMENT CORPORATION
          400 Bellevue Parkway
          Wilmington, DE 19809

             TRANSFER AGENT
             PNC BANK, N.A.
             c/o PFPC INC.
             P.O. Box 8950
       Wilmington, Delaware 19899
             (800) 852-4750
       (302) 791-2748 (Delaware)

--------------------------------------------------------------------------------

                                                                INDEPENDENCE
                                                                      SQUARE
                                                                      INCOME
                                                                 SECURITIES,
                                                                        INC.
                                                           Semiannual Report
                                                             to Shareholders
                                                               June 30, 1997